Subsequent Events (Details Textual) - USD ($)						1 Months Ended				6 Months Ended
	Jul. 06, 2017	Mar. 15, 2017	Mar. 13, 2017	Feb. 01, 2017	Jan. 06, 2017	Mar. 21, 2017	Jan. 31, 2017	Jan. 20, 2017	Jan. 16, 2017	Jun. 30, 2017	Jun. 26, 2017	Mar. 31, 2017
Shares Issued, Price Per Share										$ 2.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										13,590,000
Share Price							$ 0.15
Convertible Notes Payable [Member]
Debt Instrument, Face Amount											$ 78,500
Common Class A [Member]
Shares Issued, Price Per Share												$ 0.15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				100,000
InterLok Key Management Inc [Member] | Common Class A [Member]
Number of Restricted Shares Agreed to Issue					56,655,891
Percentage of Outstanding Share Agree to Be Exchanged					100.00%
Stock Issued During Period, Shares, Restricted Stock Award, Gross					56,655,891
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date								Jan. 06, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		250,000		100,000
Share Price		$ 0.15					$ 0.15
Debt Instrument, Convertible, Conversion Price		$ 0.15
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Debt Instrument, Conversion Price Percentage	65.00%
Proceeds from Convertible Debt	$ 75,000
Debt Related Commitment Fees and Debt Issuance Costs	$ 3,500
Common Stock, Capital Shares Reserved for Future Issuance	289,846
Debt Instrument, Interest Rate Terms	interest costs accrue on the unpaid principal balance at 12% annually until March 30, 2018, and after that interest accrues annually at 22% until the principal amount and all interest accrued and unpaid are paid.
Debt Instrument, Maturity Date	Mar. 30, 2018
Subsequent Event [Member] | Convertible Notes Payable [Member]
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Subsequent Event [Member] | Convertible Notes One [Member]
Debt Conversion, Original Debt, Amount		$ 30,000
Subsequent Event [Member] | Convertible Notes Two [Member]
Debt Conversion, Original Debt, Amount		$ 30,000
Subsequent Event [Member] | President [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Description								James D. McGraw, President: 1,000,000 shares per year over four years, for a total of 4,000,000 shares. And, a performance based option to purchase 10,000,000 shares at $0.15 per share if the stock price reaches $15 per share.
Subsequent Event [Member] | Chief Technology [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Description								Daniel M. Lerner, Chief Technology: 1,000,000 per year over three year, for a total of 3,000,000 shares.
Subsequent Event [Member] | Vice President of Planning [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Description								Jeff B. Barrett, Vice President of Planning: 250,000 per year over four years, for a total of 1,000,000 shares.
Subsequent Event [Member] | General Council [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Description								Len E. Walker, General Council: 250,000 shares per year over four years, for a total of 1,000,000 shares.
Subsequent Event [Member] | Former Director [Member]
Officers' Compensation							$ 25,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							2 years
Subsequent Event [Member] | Marketing Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						20,000
Share Price												$ 0.15
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 years
Subsequent Event [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Description			On March 13, 2017, Lisa Morgan, an IronClad writing consultant, received options to purchase 100,000 shares of Class A common stock at $0.15 per share over a four year period at 25,000 shares per year, with an option period of twenty-four months.
Subsequent Event [Member] | Common Class A [Member]
Number of Shares to be Sold							9,333,334
Maximum Amount of Proceeds to be Raised							$ 1,400,000
Share Price							$ 0.15	$ 0.15
Sale of Stock, Number of Shares Issued in Transaction							8,317,671
Debt Conversion, Converted Instrument, Shares Issued		400,000
Subsequent Event [Member] | Common Class A [Member] | Investor One [Member]
Debt Conversion, Converted Instrument, Shares Issued		200,000
Subsequent Event [Member] | Common Class A [Member] | Investor Two [Member]
Debt Conversion, Converted Instrument, Shares Issued		200,000
Subsequent Event [Member] | Common Class A [Member] | Former Director [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross							250,000
Shares Issued, Price Per Share							$ 0.03
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							350,000
Share Price							$ 0.15
Subsequent Event [Member] | InterLok Key Management Inc [Member] | Common Class A [Member]
Number of Restricted Shares Agreed to Issue					56,655,891
Percentage of Outstanding Share Agree to Be Exchanged					100.00%
Stock Issued During Period, Shares, Restricted Stock Award, Gross					56,655,891
Subsequent Event [Member] | Delaney Equity Group LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									3 years
Subsequent Event [Member] | Delaney Equity Group LLC [Member] | Common Class A [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross									75,000
Shares Issued, Price Per Share									$ 0.15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									75,000
Share Price									$ 0.75